Lease (Details) - Schedule of Consolidated Statements of Comprehensive (Loss)/Income - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Consolidated Statements of Comprehensive Loss Income [Abstract]
Operating lease cost	$ 594,228	$ 699,909